Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 29, 2013		Sep. 29, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 30, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Dec. 29, 2013		Dec. 30, 2012		Jan. 01, 2012
Comparison Of Income Tax Expense At Statutory Rate And Company's Tax Rate Abstract
U.S.																	$ 4,261		$ 4,664		$ 3,634
International																	11,210		9,111		8,727
Earnings before provision for taxes on income	$ 2,750	[1]	$ 3,667	[2]	$ 4,793	[3]	$ 4,261	[4]	$ 3,100	[5]	$ 3,595	[6]	$ 2,035	[7]	$ 5,045	[8]	$ 15,471	[9]	$ 13,775	[10]	$ 12,361	[11]
Tax Rates:
U.S. statutory rate																	35.00%		35.00%		35.00%
International operations excluding Ireland																	(10.60%)		(9.80%)		(14.00%)
Ireland and Puerto Rico operations																	(9.00%)		(3.90%)		(1.80%)
Research and orphan drug tax credits																	(0.80%)		0.00%		(0.80%)
U.S. state and local																	0.40%		1.30%		2.10%
U.S. manufacturing deduction																	(0.80%)		(0.90%)		(0.80%)
U.S. tax on international income																	1.70%		1.10%		(0.40%)
U.S. tax benefit on asset write-offs																	(5.10%)		0.00%		0.00%
All other																	(0.20%)		0.90%		2.50%
Effective tax rate																	10.60%		23.70%		21.80%

[1]	The fourth quarter of 2013 includes after-tax charges of $227 million from net litigation expense, $110 million from Synthes integration/transaction costs, $294 million from impairment of in-process research and development, $118 million associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[2]	The third quarter of 2013 includes after-tax charges of $720 million from net litigation expense, $103 million from Synthes integration/transaction costs, $126 million from impairment of in-process research and development and $31 million associated with the DePuy ASR™ Hip program.
[3]	The second quarter of 2013 includes after-tax charges of $308 million from net litigation expense, $87 million from Synthes integration/transaction costs and $61 million associated with the DePuy ASR™ Hip program
[4]	The first quarter of 2013 includes after-tax charges of $183 million from Synthes integration/transaction costs, $391 million from net litigation expense and $42 million from impairment of in-process research and development, and $30 million associated with the DePuy ASR™ Hip program.
[5]	The fourth quarter of 2012 includes after-tax charges of $371 million from net litigation expense, $306 million associated with the acquisition of Synthes, Inc., $73 million associated with the DePuy ASR™ Hip program and $59 million from impairment of in-process research and development.
[6]	The third quarter of 2012 includes after-tax charges of $135 million associated with the acquisition of Synthes, Inc., $340 million from impairment of in-process research and development, $70 million associated with net litigation expense, and $24 million associated with the DePuy ASR™ Hip program.
[7]	The second quarter of 2012 includes after-tax charges of $717 million for asset write-downs, $611 million from net litigation expense, $564 million associated with the acquisition of Synthes, Inc. and $344 million from impairment of in-process research and development.
[8]	The first quarter of 2012 includes an after-tax gain of $106 million from currency and costs associated with the acquisition of Synthes, Inc.
[9]	Includes $2,276 million of net litigation expense comprised of $1,975 million and $301 million in the Medical Devices and Diagnostics and Pharmaceutical segments, respectively. Includes $683 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $580 million of in-process research and development expense, comprised of $514 million and $66 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $251 million expense for the cost associated with the DePuy ASRTM Hip program. Includes $98 million of income related to other adjustments comprised of $55 million and $43 million in the Consumer and Pharmaceutical segments, respectively.
[10]	Includes $1,218 million of net litigation expense comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.
[11]	Includes $3,310 million of net litigation expense comprised of $1,741 million and $1,569 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip program.